INCOME TAXES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax:
Origination of temporary differences	$ 4,940	$ 4,520
Tax benefit-previously unrecognized tax assets	1,326	3,852
Prior year over (under) provision	(890)	(78)
Deferred income tax	5,376	8,294
Income tax recovery	$ 5,376	$ 8,294